Options (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Compensation expense	$ 30,319	$ 139,380	$ 2,251,300